Income tax and contribution - Additional Information (Details)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Tax loss carry forwards up to annual taxable income	30.00%
Applicable tax rate on taxable profit base	34.00%